Accounts receivable - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Holdback receivable		$ 9,326		$ 10,737
Cummins Westport Inc
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase agreement holdback term (in years)	3 years
Holdback receivable			$ 11,365